Property, Plant and Equipment (Sensitivities - Trinidad) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Potash [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.00%	2.50%
Nitrogen [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.00%	2.30%
Key Assumptions [Member] | North America Retail [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.30%